Disposal group held for sale and disposal of subsidiaries - Schedule of Impact on Consolidated Statement of Cash Flows on Disposal of Subsidiary (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
ReNew Surya Aayan Private Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents	₨ 310
Less: cash and cash equivalents disposed	(392)
Total	(82)
Koppal- Narendra Transmission Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents	1,007
Less: cash and cash equivalents disposed	(2,103)
Total	(1,096)
Regent Climate Connect Knowledge Solutions Private Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents	75
Less: cash and cash equivalents disposed	(10)
Total	65
ReNew Sun Bright Private Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents	7,345
Less: cash and cash equivalents disposed	(290)
Total	7,055
Gadag Transmission Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents	201
Less: cash and cash equivalents disposed	(835)
Total	₨ (634)
ReNew Sun Waves Private Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents		₨ 5,196
Less: cash and cash equivalents disposed		(409)
Total		4,787
Climate Connect Digital Limited
Net cash inflow/outflow arising on disposal:
Consideration received in cash and cash equivalents		4	₨ 4
Less: cash and cash equivalents disposed		(14)	(14)
Total		₨ (10)	₨ (10)